Retirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Qualified Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost			$ 15,966		$ 17,437	$ 19,285
Interest cost			21,066		28,039	24,754
Supplemental Employee Retirement Plan [Member]
Components of net periodic benefit cost:
Service cost			831		1,042
Interest cost			1,710		2,310
Other Benefit [Member]
Components of net periodic benefit cost:
Service cost			84		112	134
Interest cost			467		684	664
Parent Company [Member] | Qualified Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 5,322	$ 4,359	15,966	$ 13,077	17,437	19,285	$ 16,926
Interest cost	7,022	7,010	21,066	21,030	28,039	24,754	25,986
Expected return on plan assets	(11,260)	(10,616)	(33,779)	(31,848)	(42,464)	(39,095)	(36,203)
Amortization of prior service cost	(495)	(495)	(1,485)	(1,485)	(1,980)	(1,980)	(1,980)
Amortization of net loss	972	0	2,915	0	0	2,889	768
Defined Benefit Plan, Net Periodic Benefit Cost	1,561	258	4,683	774	1,032	5,853	5,497
Parent Company [Member] | Supplemental Employee Retirement Plan [Member]
Components of net periodic benefit cost:
Service cost	277	261	831	782	1,042	1,498	1,073
Interest cost	570	577	1,710	1,732	2,310	2,045	2,152
Expected return on plan assets	0	0	0	0	0	0	0
Amortization of prior service cost	11	12	33	33	42	(17)	0
Amortization of net loss	410	228	1,230	684	913	1,461	702
Defined Benefit Plan, Net Periodic Benefit Cost	1,268	1,078	3,804	3,231	4,307	4,987	3,927
Parent Company [Member] | Other Benefit [Member]
Components of net periodic benefit cost:
Service cost	28	28	84	84	112	134	139
Interest cost	156	171	467	513	684	664	751
Expected return on plan assets	(133)	(134)	(399)	(401)	(535)	(436)	(435)
Amortization of prior service cost	0	0	0	0	0	0	0
Amortization of net loss	(33)	(228)	(99)	(296)	(393)	69	53
Defined Benefit Plan, Net Periodic Benefit Cost	18	(163)	53	(100)	(132)	431	508
Subsidiaries [Member] | Qualified Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	5,322	4,359	15,966	13,077	17,437	19,285	16,926
Interest cost	7,022	7,010	21,066	21,030	28,039	24,753	25,986
Expected return on plan assets	(11,366)	(10,813)	(34,097)	(32,439)	(43,252)	(40,685)	(41,533)
Amortization of prior service cost	(393)	(393)	(1,179)	(1,179)	(1,573)	(1,573)	(1,573)
Amortization of net loss	5,139	3,298	15,416	9,895	13,195	20,612	15,015
Amortization of transition obligation					0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	5,724	3,461	17,172	10,384	13,846	22,392	14,821
Subsidiaries [Member] | Supplemental Employee Retirement Plan [Member]
Components of net periodic benefit cost:
Service cost	277	261	831	782	1,042	1,498	1,073
Interest cost	570	577	1,710	1,732	2,310	2,045	2,152
Expected return on plan assets	0	0	0	0	0	0	0
Amortization of prior service cost	11	11	33	33	44	(16)	293
Amortization of net loss	530	365	1,590	1,095	1,461	2,191	1,432
Amortization of transition obligation					0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	1,388	1,214	4,164	3,642	4,857	5,718	4,950
Subsidiaries [Member] | Other Benefit [Member]
Components of net periodic benefit cost:
Service cost	28	28	84	84	112	134	139
Interest cost	156	171	467	513	684	664	751
Expected return on plan assets	(133)	(134)	(399)	(401)	(535)	(436)	(435)
Amortization of prior service cost	0	1	2	3	3	30	35
Amortization of net loss	(101)	(175)	(304)	(527)	(702)	(284)	(245)
Amortization of transition obligation					0	0	50
Defined Benefit Plan, Net Periodic Benefit Cost	$ (50)	$ (109)	$ (150)	$ (328)	$ (438)	$ 108	$ 295